Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Onerous contract	Total

Balance at January 1, 2018	—	—

Assumed in a business combination (Note 25)	5,303	5,303
Provisions used during the year	(38)	(38)
Balance at December 31, 2018	5,265	5,265

Non-current	4,288	4,288
Current	977	977
Total	5,265	5,265

Balance at January 1, 2019	5,265	5,265

Adoption IFRS 16	(3,049)	(3,049)
Provisions used during the year	(447)	(447)
Balance at December 31, 2019	1,769	1,769

Non-current	1,381	1,381
Current	388	388
Total	1,769	1,769